Debt (Schedule of Initial Outstanding Amounts Under New Credit Facility) (Parenthetical) (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 21, 2017
New Term Loan
Debt Instrument [Line Items]
Unamortized discount	$ 745	$ 750
New Credit Facility
Debt Instrument [Line Items]
Percentage of upfront fee		0.50%